Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule Of Revenues

The table below presents a summary for the years ended December 31, 2022, 2023 and 2024, of the Company’s revenues (these do not include revenues related to improvements to concession assets under IFRIC 12). Using the Airports Law classification, the information is sent to the SICT to comply with the Company’s reporting obligations with respect to regulated and unregulated revenues, which are classified as either aeronautical or non-aeronautical revenues. For this presentation, access fees charged to third parties for complementary services are classified as airport services.

	2022		2023		2024
Regulated revenues
Airport operating services to airlines:
Landing	Ps.	1,262,276	Ps.	1,406,936	Ps.	1,468,350
Charges for not canceling extended stay reservations		10,102		27,774		16,187
Parking on embarking/disembarking platform		147,775		172,395		210,956
Parking on extended stay or overnight platform		130,002		132,556		143,719
Passenger walkways and shuttle buses		36,646		38,383		38,510
Airport security charges		517,402		569,599		613,821
Airport real estate services to airlines:
Leasing of hangars to airlines		31,470		31,072		33,416
Leasing of shops, warehouses and stockrooms to airlines (operating)		6,252		7,148		7,366
Leasing of space and other terminal facilities to airlines within the terminal (operating)		72,975		70,152		80,467
Leasing of land and other surfaces to airlines outside the terminal (operating)		11,308		8,619		9,063
Leasing of check-in desks and other terminal space		5,132		5,366		5,316
Leasing of desks and other terminal space for ticket sale		2,187		2,165		6,115

Airport passenger services:
Domestic passenger charges		6,753,767		7,784,766		7,154,755
International passenger charges		7,689,784		8,276,384		8,520,174
Airport real estate services and rights of access to other operators		100,864		109,983		117,424
Complementary services:
Catering services		31,647		39,337		52,113
Other third-party ramp services rendered to airlines		160,196		188,772		214,253
Traffic and/or dispatch		39,123		44,759		48,773
Fuel supply or removal		314,642		335,941		353,595
Third-party airplane maintenance and repair		13,184		15,288		15,694
Total aeronautical services (regulated revenues included in the maximum rate)		17,336,734		19,267,395		19,110,067

Regulated revenues not included in the maximum rate:
Car parking charges		548,862		706,923		696,958
Recovery of cost over aeronautical services		133,163		134,753		130,028
Recovery of cost over non-aeronautical services		90,257		93,802		108,732
Total regulated revenues not included in the maximum rate		772,282		935,478		935,718
Total regulated revenues		18,109,016		20,202,873		20,045,785

	2022		2023		2024
Unregulated revenues(1)
Commercial concessions:
Retail operations		398,956		500,449		531,302
Food and beverages		484,804		617,302		835,559
Duty free		584,218		600,300		628,769
VIP lounges		65,593		74,523		136,348
Financial services		59,479		60,885		62,927
Communications and networks		13,770		13,890		15,199
Car rentals		471,340		526,202		750,708
Commercial leasing		24,797		20,016		13,130
Advertising		104,830		149,244		179,104
Time sharing developers		237,783		225,927		241,398
Leasing of space to airlines and other complementary service providers (non-operating)		148,100		205,381		214,273
Lease outside the terminal		96,041		111,031		68,262
Convenience store		315,788		494,665		569,556
VIP Lounges operated directly		374,038		432,481		513,655
Royalties		7,141		2,277		-
Cargo operation and bonded warehouse		-		-		837,165
Hotel Operation		-		-		83,335
Revenues from sharing of commercial activities:
Retail operations		215,055		197,718		158,882
Food and beverages		293,713		385,580		324,656
Duty free		127,072		161,180		120,241
Financial services		31,518		41,736		31,538
Car rentals		70,374		84,023		60,105
Access fee for ground transportation		109,552		122,249		128,500
Non-airport access fees		45,187		32,557		16,621
Other leases		25,197		42,598		52,781
Services rendered to ASA		3,081		2,891		2,825
Various commercial-related revenues		117,529		124,846		159,209
Total unregulated revenues		4,424,956		5,229,951		6,736,048
Total of Non-aeronautical services(2)		5,197,238		6,165,429		7,671,766
Total aeronautical and non-aeronautical services	Ps.	22,533,972	Ps.	25,432,824	Ps.	26,781,833

(1)
Unregulated revenues are earned based on the terms of the Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the National Consumer Price Index (INPC) in Mexico and based on the CPI or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent earned on the Company’s operating lease agreements are included under the caption “Commercial concessions” above. Revenues earned in excess of the minimum guaranteed rent are included in the “Revenues from sharing of commercial activities” caption above (Note 31).
(2)
Includes the total regulated revenues not included in the maximum rate and total unregulated revenues.

Summary of Timing of Satisfaction of Performance Obligations in Contracts with Customers	The following table presents information on the nature and timing of satisfaction of performance obligations in contracts with customers, including significant payment terms, and the corresponding revenue recognition policy.

Advanced payments from clients represent payments for future services that have not yet been provided and if they are not performed, the Company has the obligation to reimburse their customers for such.

Type of Contract	Nature and timing of service	Revenue recognition according IFRS 15

Aeronautical contracts with airlines

The Company provides the facilities to serve the passengers and the price is determined based on Maximum Rates approved by the SCT and the JCAA in Jamaica and is assigned based on the service category (TUA, operational airport services, and real estate services to airlines and car parking).

Revenue is recognized monthly as the service is provided, based on the movement of passengers and aircraft associated with the type of service.
Complementary services	The Company provides the facilities to the client in order to render service and ground support to the airlines, based on the specific rates according to the aircraft and tariff for cargo volume.	Revenue assigned according to the type of service provided monthly when the service is performed over time.

Commercial concessions

The Company provides spaces within its terminal buildings that consist of the rental of the space in the airport terminals (different from the spaces occupied by the airlines that are essential for its operation), income from car parking, access fees to third parties that provide catering services and other services at airports, other miscellaneous income and royalties for the use of trademarks of the Company.

Revenues are recognized through operating lease agreements, and either with monthly fixed rent or a percentage of the lessee´s monthly revenues, whichever is higher. Rental income from the Company´s leases is recognized using a straight-line basis over the term of the relevant lease.

Other commercial services

The Company provides other services such as handling, storage and custody of foreign trade merchandise in facilities considered as bonded warehouses obtained through a concession granted by the Ministry of Finance and Public Credit, other handling and storage services, lodging services, structural, functional and superficial evaluation services of pavements.

Revenue is recognized when the services are rendered, since it is when the services are completed that the consideration is receivable.